Interest-bearing Deposits (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Interest-bearing deposits in denominations of $100,000 or more	$ 96,271,806	$ 96,951,245